Convertible notes (Schedule of Interest Expense Related to Convertible Senior Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Amortization of discount	$ 0	$ 19,473	$ 3,677
Amortization of issuance costs	2,527	556	359
Financial expense on convertible senior notes	$ 2,527	$ 20,029	$ 4,036